Fees and Expenses - Oakmark International Small Cap Fund	Jan. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.99%	0.99%	0.99%	0.99%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.34%	0.18%	0.09%	0.07%
Shareholder Service Plan fees	0.20%[1]	None	None	None
Other expenses	0.14%	0.18%	0.09%	0.07%
Total Annual Fund Operating Expenses	1.33%	1.17%	1.08%	1.06%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$135	$119	$110	$108
3 Years	421	372	343	337
5 Years	729	644	595	585
10 Years	1,601	1,420	1,317	1,294

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%